Financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Financial instruments [Abstract]
Managing Liquidity Risk by Continually Monitoring Forecast and Actual Cash Flows
The Group manages liquidity risk by continually monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities. Short and long-term cash flow projections are prepared periodically and submitted to the Board.

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated – 2023
Payables	4.6	8,340	-	-	-	8,340
Lease Liabilities	4.6	138	38	43	-	219
Total		8,478	38	43	-	8,559

Consolidated – 2022
Payables	4.6	8,794	-	-	-	8,795
Lease Liabilities	4.6	168	87	-	-	255
Total		8,962	87	-	-	9,050

Financial Assets and Liabilities	There is a foreign exchange exposure where the Group holds Financial asset and liabilities in A$. These positions are summarised in the table below.

	Average rate for the year ended June 30 2023	Spot rate at the end of the reporting period 2023
Exchange rates applied during the year:
AUD / USD	0.6728	0.6651

	2023	2022
Financial instruments denominated in United States dollars	US$’000	US$’000
Financial assets
Cash	11,988	50,559
Trade and other receivables	103	86
Financial liabilities
Trade and other payables	857	720
Provisions	-	68
Lease liabilities	201	166